Investments in Unconsolidated Businesses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Equity Investees
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 3,306	$ 3,403
Cost Investees
Schedule of Equity Method Investments [Line Items]
Cost method investee	95	45
Total Investments In Unconsolidated Businesses
Schedule of Equity Method Investments [Line Items]
Equity method investee	3,401	3,448
Vodafone Omnitel
Schedule of Equity Method Investments [Line Items]
Ownership	23.10%
Equity method investee	2,200	2,083
Other Members
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 1,106	$ 1,320